SCHEDULE OF NUMBER AND EXERCISE PRICE OF OUTSTANDING SHARE OPTIONS AND WARRANTS (Details)				3 Months Ended		6 Months Ended		12 Months Ended
		Aug. 03, 2022 shares $ / shares	Aug. 03, 2022 shares $ / shares	Jun. 30, 2022 shares $ / shares	Jun. 30, 2021 shares	Jun. 30, 2022 shares $ / shares	Jun. 30, 2021 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Reserve Quantities [Line Items]
Warrants outstanding				13,417,421		13,417,421
Exercise price of warrant | $ / shares				$ 9.00		$ 9.00
Weighted average number of ordinary shares used in calculating basic earnings per share				133,870,031	119,726,930	133,559,330	116,503,880
Exercised						9,186,012
Number of warrants expired						61,885
Warrants Expiring August 13, 2022 [Member]
Reserve Quantities [Line Items]
Warrants outstanding	[1]			88,718,171		88,718,171
Exercise price of warrant | $ / shares				$ 0.09		$ 0.09
Warrants Expiring August 31, 2022 [Member]
Reserve Quantities [Line Items]
Warrants outstanding	[1]			1,076,067		1,076,067
Exercise price of warrant | $ / shares				$ 0.09		$ 0.09
Warrants Expiring April 16, 2023 [Member]
Reserve Quantities [Line Items]
Warrants outstanding				3,469,537		3,469,537
Exercise price of warrant | $ / shares				$ 0.35		$ 0.35
Non-adjusting Events After Reporting Period [Member]
Reserve Quantities [Line Items]
Warrants outstanding		2,228,340	2,228,340
Exercised			1,076,408,000
Number of warrants expired			12,375,000
Non-adjusting Events After Reporting Period [Member] | Preference Shares Before Conversion [member]
Reserve Quantities [Line Items]
Number of shares outstanding		118,186	118,186
Non-adjusting Events After Reporting Period [Member] | Preference shares [member]
Reserve Quantities [Line Items]
Number of shares outstanding		13,131	13,131
Non-adjusting Events After Reporting Period [Member] | Warrants Expiring August 13, 2022 [Member]
Reserve Quantities [Line Items]
Warrants outstanding		1,088,783	1,088,783
Exercise price of warrant | $ / shares		$ 0.45	$ 0.45
Non-adjusting Events After Reporting Period [Member] | Warrants Expiring August 31, 2022 [Member]
Reserve Quantities [Line Items]
Warrants outstanding		150,000	150,000
Exercise price of warrant | $ / shares		$ 0.45	$ 0.45
Non-adjusting Events After Reporting Period [Member] | Warrants Expiring April 16, 2023 [Member]
Reserve Quantities [Line Items]
Warrants outstanding		693,905	693,905
Exercise price of warrant | $ / shares		$ 1.75	$ 1.75
Non-adjusting Events After Reporting Period [Member] | Warrants Expiring August 03, 2024 [member]
Reserve Quantities [Line Items]
Warrants outstanding		295,652	295,652
Exercise price of warrant | $ / shares		$ 2.40	$ 2.40
Post-consolidation Basis [Member]
Reserve Quantities [Line Items]
Options outstanding				14,978,972		14,978,972
Warrants outstanding				13,417,421		13,417,421		16,082,825	25,715,742
Exercised						(2,665,404)		(12,580,314)
Post-consolidation Basis [Member] | Options Expiring February 24, 2025 [Member]
Reserve Quantities [Line Items]
Options outstanding				5,800,000		5,800,000
Exercise price of stock option | $ / shares				$ 0.16		$ 0.16
Post-consolidation Basis [Member] | Options Expiring August 19, 2025 [Member]
Reserve Quantities [Line Items]
Options outstanding				1,200,000		1,200,000
Exercise price of stock option | $ / shares				$ 0.09		$ 0.09
Post-consolidation Basis [Member] | Options Expiring February 25, 2026 [Member]
Reserve Quantities [Line Items]
Options outstanding				2,985,000		2,985,000
Exercise price of stock option | $ / shares				$ 0.32		$ 0.32
Post-consolidation Basis [Member] | Options Expiring October 25, 2026 [Member]
Reserve Quantities [Line Items]
Options outstanding				4,993,972		4,993,972
Exercise price of stock option | $ / shares				$ 0.40		$ 0.40
Post-consolidation Basis [Member] | Non-adjusting Events After Reporting Period [Member]
Reserve Quantities [Line Items]
Number of shares outstanding		113,905,949	113,905,949
Options outstanding		11,823,044	11,823,044
Weighted average number of ordinary shares used in calculating basic earnings per share		127,970,464
Post-consolidation Basis [Member] | Non-adjusting Events After Reporting Period [Member] | Options Expiring February 24, 2025 [Member]
Reserve Quantities [Line Items]
Options outstanding		1,160,000	1,160,000
Exercise price of stock option | $ / shares		$ 0.80	$ 0.80
Post-consolidation Basis [Member] | Non-adjusting Events After Reporting Period [Member] | Options Expiring August 19, 2025 [Member]
Reserve Quantities [Line Items]
Options outstanding		240,000	240,000
Exercise price of stock option | $ / shares		$ 0.45	$ 0.45
Post-consolidation Basis [Member] | Non-adjusting Events After Reporting Period [Member] | Options Expiring February 25, 2026 [Member]
Reserve Quantities [Line Items]
Options outstanding		597,000	597,000
Exercise price of stock option | $ / shares		$ 1.60	$ 1.60
Post-consolidation Basis [Member] | Non-adjusting Events After Reporting Period [Member] | Options Expiring October 25, 2026 [Member]
Reserve Quantities [Line Items]
Options outstanding		998,794	998,794
Exercise price of stock option | $ / shares		$ 2.00	$ 2.00
Post-consolidation Basis [Member] | Non-adjusting Events After Reporting Period [Member] | Options Expiring January 26, 2026 [member]
Reserve Quantities [Line Items]
Options outstanding		4,743,000	4,743,000
Exercise price of stock option | $ / shares		$ 0.39	$ 0.39
Post-consolidation Basis [Member] | Non-adjusting Events After Reporting Period [Member] | Options Expiring September 29, 2026 [member]
Reserve Quantities [Line Items]
Options outstanding		1,343,850	1,343,850
Exercise price of stock option | $ / shares		$ 0.91	$ 0.91
Post-consolidation Basis [Member] | Non-adjusting Events After Reporting Period [Member] | Options Expiring January 20, 2027 [member]
Reserve Quantities [Line Items]
Options outstanding		2,740,400	2,740,400
Exercise price of stock option | $ / shares		$ 2.11	$ 2.11
Shores Escrow [member] | Non-adjusting Events After Reporting Period [Member]
Reserve Quantities [Line Items]
Number of share outstanding		(32,670,896)	(32,670,896)
Options Escrow [member] | Non-adjusting Events After Reporting Period [Member]
Reserve Quantities [Line Items]
Number of share outstanding		(3,847,100)	(3,847,100)

[1]	The warrants are subject to an acceleration clause such that if the volume-weighted average trading price of the Company’s common shares on the TSX-V exceeds $0.12 per common share for a period of 10 consecutive trading days at any date before the expiration date of such warrants, the Company may, at its option, accelerate the warrant expiry date to within 30 days. To December 31, 2021, the Company’s common shares have met the criterion for acceleration. The Company, however, has not accelerated the warrant expiry date.